SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	Dec. 31, 2017 $ / JOD	Dec. 31, 2017 $ / HKD	Mar. 31, 2017 $ / JOD	Mar. 31, 2017 $ / HKD	Dec. 31, 2016 $ / JOD	Dec. 31, 2016 $ / HKD	Mar. 31, 2016 $ / JOD	Mar. 31, 2016 $ / HKD
Period-end spot rate [Member]
Foreign Currency Exchange Rate, Translation	0.7097	0.1282	0.7090	0.1287	0.7106	0.1289	0.7072	0.1289
Average rate [Member]
Foreign Currency Exchange Rate, Translation	0.7093	0.1280	0.7086	0.1289	0.7109	0.1289	0.7088	0.1290